UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	8/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
August 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.3%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--6.2%
Alabama Housing Finance Authority,
SFMR (LOC; Bayerische
Landesbank)		2.20	9/7/08	29,500,000 a	29,500,000
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Company Project) (LOC;
Southtrust Bank)		2.05	9/7/08	3,585,000 a	3,585,000
Fultondale Industrial Development
Board, IDR (Melsur Corporation
Project) (LOC; Amsouth Bank)		2.00	9/7/08	2,640,000 a	2,640,000
Jefferson County,
Sewer Revenue Capital
Improvement Warrants		5.38	2/1/09	7,360,000 b	7,544,131
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		1.87	9/7/08	12,500,000 a,c	12,500,000
Troy Health Care Authority,
LR (Southeast Alabama Rural
Health Associates Project)
(LOC; Regions Bank)		1.91	9/7/08	2,340,000 a	2,340,000

Arkansas--4.3%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)		1.99	9/7/08	6,675,000 a	6,675,000
Morgan Keegan Municipal Products
Inc. (Arkansas Development
Finance Authority, SFMR)
(Liquidity Facility; BNP
Paribas and LOC; Natixis)		2.14	9/7/08	33,920,000 a,c	33,920,000

California--3.0%
FHLMC Multifamily Certificates
(Liquidity Facility; FHLMC and
LOC; FHLMC)		2.19	9/7/08	17,950,961 a,c	17,950,961
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)		2.10	9/7/08	10,000,000 a,c	10,000,000

Colorado--1.5%
Colorado Educational and Cultural
Facilities Authority,
Education Revenue (Vail
Mountain School Project) (LOC;
Key Bank)	2.11	9/7/08	5,000,000 a	5,000,000
Cornerstar Metropolitan District,
Special Revenue (LOC; Compass
Bank)	1.92	9/7/08	6,500,000 a	6,500,000
Morgan Keegan Municipal Products
Inc. (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)	2.04	9/7/08	2,240,000 a,c	2,240,000

Delaware--2.1%
Delaware Economic Development
Authority, IDR (Delaware Clean
Power Project)	2.60	9/1/08	15,000,000 a	15,000,000
Delaware Economic Development
Authority, IDR (V&S
Galvanizing LLC Project) (LOC;
Key Bank)	2.11	9/7/08	4,885,000 a	4,885,000

District of Columbia--2.5%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	1.92	9/7/08	9,725,000 a,c	9,725,000
Metropolitan Washington DC
Airports Authority, CP (LOC;
Bank of America)	1.63	9/9/08	13,500,000	13,500,000

Florida--15.8%
Bay County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	2.02	9/7/08	1,610,000 a,c	1,610,000
Brevard County Health Facilities
Authority, Revenue, Refunding
(Retirement Housing Foundation
Obligated Group - Courtenay
Springs Village) (LOC; KBC
Bank)	1.80	9/7/08	6,400,000 a	6,400,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	1.60	10/10/08	13,588,000	13,588,000
Cape Coral,
Water and Sewer Revenue
(Insured; FSA and Liquidity

Facility; PB Finance
Incorporated)	2.19	9/7/08	12,985,000 a,c	12,985,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.08	9/7/08	10,000,000 a,c	10,000,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	25,000,000	25,180,781
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	2.00	9/7/08	11,335,000 a	11,335,000
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	2.05	9/7/08	3,470,000 a	3,470,000
Hillsborough County Industrial
Development Authority, IDR,
Health Facilities Projects
(University Community
Hospital) (LOC; Wachovia Bank)	1.89	9/7/08	9,600,000 a	9,600,000
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	2.55	9/1/08	15,155,000 a	15,155,000
Jacksonville Port Authority,
CP (LOC; JPMorgan Chase Bank)	1.78	9/10/08	20,000,000	20,000,000
Orlando Utilities Commission,
Water and Electric Revenue,
Refunding	5.00	10/1/08	5,000,000	5,006,180
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	1.81	9/7/08	2,900,000 a	2,900,000
Volusia County Industrial
Development Authority,
Revenue, Refunding (Retirement
Housing Foundation Obligated
Group - Bishop's Glen) (LOC;
KBC Bank)	1.80	9/7/08	7,500,000 a	7,500,000
Volusia County School District,
GO Notes, TAN	4.00	9/17/08	5,000,000	5,001,183

Georgia--3.6%
Columbia County Development
Authority, Private Schools
Revenue (Augusta Preparatory
Project) (LOC; Wachovia Bank)	1.90	9/7/08	2,700,000 a	2,700,000
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC;
SunTrust Bank)	1.85	9/7/08	11,000,000 a	11,000,000
Fulton County Housing Authority,

MFHR (Liquidity Facility;
FHLMC and LOC; FHMLC)	2.08	9/7/08	15,000,000 a,c	15,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	2.00	9/7/08	5,700,000 a,c	5,700,000

Hawaii--2.7%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Liquidity
Facility; Goldman Sachs Group
and LOC; Goldman Sachs Group)	1.88	9/7/08	16,000,000 a,c	16,000,000
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity
Facility; Citigroup and LOC;
Citigroup)	2.00	9/7/08	9,550,000 a,c	9,550,000

Idaho--1.7%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	2.53	9/1/08	16,045,000 a	16,045,000

Illinois--2.0%
Chicago,
Collateralized SFMR	3.58	10/7/08	1,480,000	1,480,000
Chicago O'Hare International
Airport, Special Facility
Revenue (O'Hare Technical
Center II Project) (LOC;
ABN-AMRO)	2.15	9/7/08	8,000,000 a	8,000,000
Illinois Development Finance
Authority, IDR (Durex
Industries Project) (LOC;
ABN-AMRO)	2.15	9/7/08	3,900,000 a	3,900,000
Morgan Keegan Municipal Products
Inc. (Aurora, SFMR) (Liquidity
Facility; BNP Paribas and LOC;
AIG Matched Funding
Corporation)	2.09	9/7/08	5,085,000 a,c	5,085,000

Indiana--1.8%
Carmel,
Waterworks Revenue, BAN	3.75	9/21/08	9,000,000	9,000,000
Indiana Housing Finance Authority,
SFMR (Merlots Program)
(Liquidity Facility; Wachovia

Bank and LOC: FNMA and GNMA)	2.02	9/7/08	680,000 a,c	680,000
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	7,000,000	7,000,000

Kansas--2.0%
Atchison,
Industrial Revenue
(StressCrete, Inc.) (LOC; Key
Bank)	2.11	9/7/08	5,725,000 a	5,725,000
Junction City,
GO Temporary Notes	4.50	6/1/09	7,000,000	7,038,065
Mission,
MFHR, Refunding (The Falls
Apartments Project) (LOC; FNMA)	2.00	9/7/08	6,000,000 a	6,000,000

Kentucky--5.4%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	2.15	9/7/08	49,200,000 a	49,200,000
Kentucky Economic Development
Finance Authority, Health
Facilities Revenue (Kentucky
Easter Seal Society Project)
(LOC; Bank One)	1.85	9/7/08	2,000,000 a	2,000,000

Louisiana--.4%
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties Inc.
Project) (LOC; Bank One)	2.85	9/7/08	1,400,000 a	1,400,000
Louisiana Public Facilities
Authority, Revenue (GCGK
Investments LLC Project) (LOC;
Amsouth Capital)	1.89	9/7/08	2,400,000 a	2,400,000

Maryland--1.6%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	1.66	9/7/08	8,800,000 a	8,800,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	1.94	9/7/08	3,385,000 a	3,385,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	1.94	9/7/08	3,210,000 a	3,210,000

Massachusetts--2.1%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	6/11/09	11,300,000	11,300,000

Massachusetts Health and
Educational Facilities
Authority, Revenue (Pool Loan
Program Issue) (LOC; TD
Banknorth NA)	2.45	9/1/08	3,800,000 a	3,800,000
Silver Lake Regional School
District, GO Notes, BAN	2.25	11/21/08	5,000,000	5,004,898

Michigan--3.5%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	1.86	9/7/08	4,000,000 a	4,000,000
Michigan Housing Development
Authority, SFMR	3.05	11/6/08	9,000,000	9,000,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	2.00	9/7/08	10,000,000 a	10,000,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine Inc.
Project) (LOC; Comerica Bank)	2.00	9/7/08	10,000,000 a	10,000,000

Minnesota--2.6%
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Children's Hospitals and
Clinics) (Insured; FSA and
Liquidity Facility; U.S. Bank
NA)	2.60	9/1/08	9,675,000 a	9,675,000
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	1.95	9/7/08	15,050,000 a	15,050,000

Missouri--1.1%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	1.55	9/16/08	7,552,000	7,552,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Drury College) (LOC; Bank of
America)	2.48	9/1/08	2,590,000 a	2,590,000

Montana--.4%
Helena,
Higher Education Revenue
(Carroll College Issue) (LOC;
U.S. Bank NA)	2.48	9/1/08	3,630,000 a	3,630,000

New Hampshire--1.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizen's NA)	1.88	9/7/08	7,000,000 a	7,000,000
New Hampshire Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	2.17	9/7/08	305,000 a,c	305,000
Rockingham County,
GO Notes, TAN	2.50	12/18/08	6,000,000	6,014,418

New York--1.7%
New York State Housing Finance
Agency, Housing Revenue (55
West 25th Street) (Liquidity
Facility; FNMA and LOC; FNMA)	1.95	9/7/08	15,000,000 a	15,000,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	1.96	9/7/08	975,000 a,c	975,000

North Carolina--2.9%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	1.92	9/7/08	4,925,000 a,c	4,925,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	2.15	9/7/08	4,000,000 a	4,000,000
Raleigh-Durham Airport Authority,
Airport Revenue, Refunding
(LOC; Wachovia Bank)	1.91	9/7/08	15,000,000 a	15,000,000
Robeson County Industrial
Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	2.00	9/7/08	3,325,000 a	3,325,000

North Dakota--1.0%
North Dakota Housing Finance
Agency, Revenue (Housing
Finance Program - Home
Mortgage Finance Program)	3.00	4/14/09	9,000,000	9,027,105

Ohio--1.5%
Lima,
HR (Lima Memorial Hospital

Project) (LOC; Bank One)	1.92	9/7/08	1,910,000 a	1,910,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	1.95	9/7/08	1,000,000 a	1,000,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	1.95	9/7/08	100,000 a	100,000
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity Facility;
KBC Bank and LOC; GNMA)	1.95	9/7/08	10,000,000 a	10,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	2.77	9/7/08	785,000 a	785,000

Oklahoma--2.1%
Oklahoma Development Finance
Authority, Health System
Revenue, Refunding (INTEGRIS
Baptist Medical Center, Inc.,
INTERGRIS South Oklahoma City
Hospital Corporation and
INTEGRIS Rural Health, Inc.)
(Insured; Assured Guaranty and
Liquidily Facility; JPMorgan Chase Bank)	2.35	9/1/08	10,000,000 a	10,000,000
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.00	11/15/08	10,000,000	10,000,000

Oregon--.8%
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	1.81	9/7/08	8,000,000 a	8,000,000

Pennsylvania--5.8%
Allegheny County Hospital
Development Authority, Health
Care Revenue (Dialysis Clinic,
Inc. Project) (LOC; SunTrust
Bank)	1.85	9/7/08	2,600,000 a	2,600,000
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials
Company Project) (LOC;
Wachovia Bank)	2.05	9/7/08	645,000 a	645,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation

Project) (LOC; Wachovia Bank)	1.95	9/7/08	2,400,000 a	2,400,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	1.90	9/7/08	4,000,000 a	4,000,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	2.25	9/7/08	15,000,000 a	15,000,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	2.00	9/2/08	4,000,000	4,000,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	5,000,000	5,000,000
Philadelphia,
Gas Works Revenue (Insured;
FSA and Liquidity Facility:
Bank of Nova Scotia, JPMorgan
Chase Bank and Wachovia Bank)	2.04	9/7/08	10,600,000 a	10,600,000
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured: Berkshire Hathaway
Finance and Merrill Lynch
Capital Services)	1.83	9/7/08	11,000,000 a,c	11,000,000

South Carolina--.3%
South Carolina Jobs-Economic
Development Authority, EDR
(Orders Realty Company, Inc.
Project) (LOC; Wachovia Bank)	2.00	9/7/08	2,700,000 a	2,700,000

Texas--4.5%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.08	9/7/08	4,195,000 a,c	4,195,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	2.35	9/7/08	4,310,000 a	4,310,000
Lubbock Housing Finance
Corporation, SFMR (Guaranteed
Mortgage-Backed Securities
Program) (GIC; Royal Bank of
Canada and LOC: FHLMC, FNMA

and GNMA)	4.40	10/15/08	9,940,000	9,940,000
North Texas Tollway Authority,
BAN	4.13	11/19/08	7,230,000	7,232,369
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	1.95	9/4/08	5,000,000	5,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	2.54	9/7/08	7,000,000 a,c	7,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	2.02	9/7/08	5,015,000 a	5,015,000

Vermont--.5%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon)	1.80	9/9/08	5,000,000	5,000,000

Virginia--4.6%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project) (LOC;
Regions Bank)	2.10	9/7/08	3,265,000 a	3,265,000
Capital Beltway Funding
Corporation of Virginia,
Senior Lien Multi-Modal Toll
Revenue (I-495 Hot Lanes
Project) (LOC; DEPFA Bank PLC)	2.00	9/7/08	15,000,000 a	15,000,000
Fairfax County Economic
Development Authority,
Educational Facilities Revenue
(Trinity Christian School
Project) (LOC; Wachovia Bank)	1.90	9/7/08	9,000,000 a	9,000,000
Lynchburg Industrial Development
Authority, HR (Centra Health,
Inc.) (LOC; Branch Banking and
Trust Co.)	1.80	9/7/08	5,000,000 a	5,000,000
Roanoke Industrial Development
Authority, HR (Carilion Health
System Obligated Group)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	2.55	9/1/08	5,000,000 a	5,000,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	6,500,000	6,555,538

Washington--2.2%
Port of Seattle,
Subordinate Lien Revenue,
Refunding (LOC; Landesbank

Hessen-Thuringen Girozentrale)	1.85	9/7/08	20,000,000 a	20,000,000
Washington
GO (Putters Program)
(Liquidity Facility; PNC Bank
NA)	1.87	9/7/08	1,225,000 a,c	1,225,000

West Virginia--.3%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank)	1.97	9/7/08	2,800,000 a	2,800,000

Wisconsin--2.8%
Holmen School District,
BAN	3.00	2/1/09	5,250,000	5,273,651
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	2.35	9/7/08	4,125,000 a	4,125,000
Wisconsin Housing and Economic
Development Authority, Home
Ownership Revenue (Liquidity
Facility; Fortis Bank)	2.00	9/7/08	12,020,000 a	12,020,000
Wisconsin School Districts,
COP (Cash Flow Management
Program) (LOC; U.S. Bank NA)	4.00	10/30/08	4,800,000	4,807,008

Wyoming--.6%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	6,000,000	6,000,000

Total Investments (cost $938,211,289)			99.3%	938,211,288
Cash and Receivables (Net)			.7%	6,290,874
Net Assets			100.0%	944,502,162

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.
b	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $192,570,961 or 20.4% of net assets.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	938,211,288

Level 3 - Significant Unobservable Inputs	0

Total	938,211,288

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)